Retail Installment Contract Receivables - Installment Receivables (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred interest	$ (29,612)		$ (34,164)	$ (36,049)
Retail Installment Contracts
Accounts, Notes, Loans and Financing Receivable [Line Items]
RIC receivables, gross	173,254		175,250	131,024
Deferred interest	(29,612)		(34,163)	(36,048)
RIC receivables, net of deferred interest	143,642		141,087	94,976
Classified on the condensed consolidated unaudited balance sheets as:
Accounts and notes receivable, net	35,370		32,185	16,469
Long-term notes receivables and other assets, net	108,272		108,902	78,507
RIC receivables, net	143,642		141,087	94,976
Interest income	$ (3,500)	$ (3,300)	$ (14,900)	$ (7,300)
Minimum | Vivint Flex Pay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans available to qualified customers, term of loan	42 months		42 months
Maximum | Vivint Flex Pay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans available to qualified customers, term of loan	60 months		60 months